Other Current Assets	12 Months Ended
Sep. 30, 2024
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

NOTE 5 – OTHER CURRENT ASSETS

At September 30, 2024 and 2023 other current assets consisted of the following:

	September 30,	September 30,
	2024	2023
Prepaid expenses	$190,489	$-
Cash in escrow	62,187	-
Security deposit	24,090	21,954
Others	2,682	10,568
Total	$279,448	$32,522